                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10343

Morgan Stanley Nasdaq-100 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
     (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2005

Date of reporting period: May 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NASDAQ-100 INDEX FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE SIX MONTHS ENDED MAY 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED MAY 31, 2005

                                                                                 LIPPER
                                                                 NASDAQ-      MULTI-CAP
                                                                     100   GROWTH FUNDS
     CLASS A        CLASS B        CLASS C        CLASS D    INDEX(R)(1)       INDEX(2)
       -1.90%         -2.29%         -2.29%         -1.77%         -1.84%           1.30%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

U.S. equity market conditions were mixed over the six months ended May 31, 2005. Many economic indicators were positive during the period, as economic growth continued and many companies showed improved earnings. The Federal Open Market Committee continued to raise the federal funds target rate a number of times during that period, but investors initially seemed to take the increases largely in stride, and the stock market was largely unaffected.

The market rallied early in the period following the successful conclusion to the presidential election and the temporary fall of oil prices. Stock performance was further boosted during this time by a pick up in initial public offerings and several high-profile mergers, as well as by a pick-up in consumer spending. Although the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers supported the market in early 2005, equities were hurt in March as climbing oil prices, rising interest rates and concerns over inflation weighed on market performance. In April, stocks were further hampered by weak retail sales and disappointing earnings for a number of large companies. The period ended on a more upbeat note due in part to declining interest rates, tame inflation data and other signs of a stable economy.

PERFORMANCE ANALYSIS

Morgan Stanley Nasdaq-100 Index Fund's Classes A, B and C shares underperformed the Nasdaq-100 Index(R)* and its Class D shares outperformed the Index for the six months ended May 31, 2005, assuming no deduction of applicable sales charges. The Fund underperformed the Lipper Multi-Cap Growth Funds Index for the same period. Consumer discretionary exposure, a large weighting within the Fund and the Index, hindered returns significantly, as disappointing earnings announcements clouded investor sentiment around that sector. In spite of its low weighting within the portfolio and Index, the materials sector was also notably detrimental to performance, as the market penalized materials stocks for weakening margins. Meanwhile, technology stocks -- the largest sector within the Index -- were generally flat over the period, although software and hardware stocks suffered setbacks.

Other sectors were more positive for the Fund's performance. On a sector basis, the Fund's telecom stocks generated the largest contribution to performance, propelled by acquisition activity within that sector. Health care stocks, specifically biotechnology and generic drug companies, also boosted returns. Consumer staples stocks also performed well and contributed positively to performance.

THE INVESTMENT PERFORMANCE OF THE NASDAQ-100 INDEX(R) DOES NOT INCLUDE ANY EXPENSES, SALES CHARGES OR FEES. INDEXES ARE UNMANAGED AND SUCH COSTS WOULD LOWER PERFORMANCE. AS A RESULT, THE FUND'S PERFORMANCE WILL NOT EXACTLY TRACK THE PERFORMANCE OF THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS
Microsoft Corp.                              7.1%
QUALCOMM, Inc.                               5.5
Intel Corp.                                  4.3
Apple Computer, Inc.                         3.3
Cisco Systems, Inc.                          3.3
Nextel Communications                        3.1
eBay, Inc.                                   2.8
Amgen Inc                                    2.7
Dell, Inc.                                   2.7
Comcast Corp.                                2.3

TOP FIVE INDUSTRIES
Packaged Software                           14.2%
Semiconductors                              10.7
Biotechnology                                8.2
Telecommunications Equipment                 7.8
Computer Processing Hardware                 6.4

DATA AS OF MAY 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

* THE "NASDAQ-100(R)", "NASDAQ-100 INDEX(R)", AND "NASDAQ(R)" ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET (TOGETHER WITH ITS AFFILIATES, "NASDAQ") AND HAVE BEEN LICENSED FOR USE BY THE FUND. NASDAQ HAS NOT PASSED ON THE LEGALITY OR SUITABILITY OF THE FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY NASDAQ. NASDAQ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND DISCLAIMS ALL WARRANTIES INCLUDING ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE FUND OR THE INDEX, THEIR USE, THE RESULT TO BE OBTAINED FROM THEIR USE, OR ANY DATA INCLUDED THEREIN. NASDAQ SHALL HAVE NO LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES, OR EXPENSES WITH RESPECT TO THE FUND/INDEX. NASDAQ SHALL HAVE NO LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. FOR MORE DETAILS, SEE THE DISCLAIMER IN THE STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE DEPOSITARY RECEIPTS) OF COMPANIES INCLUDED IN THE NASDAQ-100 INDEX(R) ("NASDAQ-100"). THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., "PASSIVELY" MANAGES SUBSTANTIALLY ALL OF THE FUND'S ASSETS BY INVESTING IN SECURITIES IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE NASDAQ-100. FOR EXAMPLE, IF THE COMMON STOCK OF A SPECIFIC COMPANY REPRESENTS FIVE PERCENT OF THE NASDAQ-100, THE INVESTMENT ADVISER TYPICALLY WILL INVEST THE SAME PERCENTAGE OF THE FUND'S ASSETS IN THAT STOCK. THE NASDAQ-100 IS A WELL-KNOWN STOCK MARKET INDEX THAT IS COMPOSED OF EQUITY SECURITIES OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. AS OF FEBRUARY 28, 2005, THE APPROXIMATE MARKET CAPITALIZATION RANGE OF COMPANIES INCLUDED IN THE NASDAQ-100 WAS BETWEEN $1.6 BILLION AND $274 BILLION. THE FUND WILL INVEST IN FOREIGN COMPANIES THAT ARE INCLUDED IN THE NASDAQ-100.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH

THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2005

                         CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+      CLASS D SHARES++
                        (SINCE 07/13/01)     (SINCE 07/13/01)      (SINCE 07/13/01)     (SINCE 07/13/01)
SYMBOL                             NSQAX               NSQBX                  NSQCX               NSQDX
1 YEAR                              5.01%(3)             4.15%(3)              4.27%(3)             5.34%(3)
                                   (0.50)(4)            (0.85)(4)              3.27(4)                --
SINCE INCEPTION                    (3.03)(3)            (3.81)(3)             (3.78)(3)            (2.83)(3)
                                   (4.37)(4)            (4.30)(4)             (3.78)(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE NASDAQ-100 (PRICE) INDEX(R) INCLUDES 100 OF THE LARGEST DOMESTIC AND INTERNATIONAL NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION. THE INDEX REFLECTS COMPANIES ACROSS MAJOR INDUSTRY GROUPS INCLUDING COMPUTER HARDWARE AND SOFTWARE, TELECOMMUNICATIONS, RETAIL/WHOLESALE TRADE AND BIOTECHNOLOGY. IT DOES NOT CONTAIN FINANCIAL COMPANIES INCLUDING INVESTMENT COMPANIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/04 - 05/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                          EXPENSES PAID
                                                        BEGINNING           ENDING       DURING PERIOD *
                                                      ACCOUNT VALUE     ACCOUNT VALUE     --------------
                                                     ---------------   ---------------     12/01/04 -
                                                        12/01/04          05/31/05          05/31/05
                                                     ---------------   ---------------   ---------------
CLASS A
Actual (-1.90% return)                               $      1,000.00   $        981.00   $          3.11
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,021.79   $          3.18

CLASS B
Actual (-2.29% return)                               $      1,000.00   $        977.10   $          6.90
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,017.95   $          7.04

CLASS C
Actual (-2.29% return)                               $      1,000.00   $        977.10   $          6.16
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,018.70   $          6.29

CLASS D
Actual (-1.77% return)                               $      1,000.00   $        982.30   $          1.98
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,022.94   $          2.02

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.63%, 1.40%, 1.25% AND 0.40% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365. (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.37%, 2.14%, 1.99% AND 1.14%, RESPECTIVELY.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board of Trustees of the Fund (the "Board") reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (For purposes of this Investment Advisory Agreement Approval section, the Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group") and to the NASDAQ-100 Index (the "Index") and noted that the Fund's performance was better than its performance peer group average for all three periods and slightly lower than the Index for the one-year period, but better than the Index for the three- and five-year periods. The Board concluded that the Fund's overall performance was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund, and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expenses were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also noted that the Adviser had agreed to impose a cap on all expenses, excluding brokerage and 12b-1 fees but including the management fee, of 0.40% a year. The Board concluded that as a result of the expense cap the management fee and total expenses would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY NASDAQ-100 INDEX FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                     VALUE
---------------------------------------------------------------------
            COMMON STOCKS (95.6%)
            ADVERTISING/MARKETING
            SERVICES (0.3%)
    3,291   Lamar Advertising
             Co. (Class A)*                              $    137,630
                                                         ------------
            AIR FREIGHT/COURIERS (0.7%)
    3,263   C.H. Robinson Worldwide, Inc.                     186,546
    4,051   Expeditors International of
             Washington, Inc.                                 206,520
                                                         ------------
                                                              393,066
                                                         ------------
            APPAREL/FOOTWEAR (0.6%)
    7,972   Cintas Corp.                                      321,830
                                                         ------------
            APPAREL/FOOTWEAR RETAIL (0.3%)
    5,593   Ross Stores, Inc.                                 157,611
                                                         ------------
            BIOTECHNOLOGY (8.2%)
   22,725   Amgen Inc.*                                     1,422,130
   14,031   Biogen Idec Inc.*                                 548,612
   10,112   Chiron Corp.*                                     379,604
   12,071   Genzyme Corp.*                                    753,110
   16,497   Gilead Sciences, Inc.*                            673,078
    1,875   Invitrogen Corp.*                                 148,744
   10,299   MedImmune, Inc.*                                  271,894
   13,014   Millennium
             Pharmaceuticals, Inc.*                           108,927
                                                         ------------
                                                            4,306,099
                                                         ------------
            BROADCASTING (1.1%)
   52,926   Sirius Satellite Radio Inc.*                      319,673
    8,417   XM Satellite Radio Holdings
             Inc. (Class A)*                                  270,270
                                                         ------------
                                                              589,943
                                                         ------------
            CABLE/SATELLITE TV (3.3%)
   36,843   Comcast Corp. (Class A)*                        1,186,345
    8,630   EchoStar Communications
             Corp. (Class A)*                                 252,255
    6,732   Liberty Media International,
             Inc. (Class A)*                                  282,138
                                                         ------------
                                                            1,720,738
                                                         ------------
            CASINO/GAMING (0.4%)
    4,135   Wynn Resorts, Ltd.*                          $    193,725
                                                         ------------
            CHEMICALS: SPECIALTY (0.3%)
    2,566   Sigma-Aldrich Corp.                               153,729
                                                         ------------
            COMPUTER
            COMMUNICATIONS (4.2%)
   89,362   Cisco Systems, Inc.*                            1,731,836
   13,827   Juniper Networks, Inc.*                           354,524
    3,623   QLogic Corp.*                                     116,008
                                                         ------------
                                                            2,202,368
                                                         ------------
            COMPUTER PERIPHERALS (1.1%)
    9,580   ATI Technologies Inc. (Canada)*                   144,371
   14,815   Network Appliance, Inc.*                          426,079
                                                         ------------
                                                              570,450
                                                         ------------
            COMPUTER PROCESSING
            HARDWARE (6.4%)
   44,104   Apple Computer, Inc.*                           1,751,370
   35,005   Dell, Inc.*                                     1,396,349
   56,859   Sun Microsystems, Inc.*                           216,633
                                                         ------------
                                                            3,364,352
                                                         ------------
            CONTAINERS/PACKAGING (0.2%)
    9,631   Smurfit-Stone Container Corp.*                    104,689
                                                         ------------
            DATA PROCESSING SERVICES (1.5%)
    9,369   Fiserv, Inc.*                                     402,867
   13,889   Paychex, Inc.                                     401,114
                                                         ------------
                                                              803,981
                                                         ------------
            DISCOUNT STORES (2.8%)
    9,628   Costco Wholesale Corp.                            437,304
    4,204   Dollar Tree Stores, Inc.*                         104,259
    6,242   Sears Holdings Corp.*                             915,701
                                                         ------------
                                                            1,457,264
                                                         ------------
            ELECTRICAL PRODUCTS (0.6%)
    7,439   American Power
             Conversion Corp.                                 189,397
    3,823   Molex Inc.                                        101,271
                                                         ------------
                                                              290,668
                                                         ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                     VALUE
---------------------------------------------------------------------
            ELECTRONIC COMPONENTS (1.1%)
   23,739   Flextronics International
             Ltd. (Singapore)*                           $    303,384
    5,783   SanDisk Corp.*                                    150,879
   21,620   Sanmina-SCI Corp.*                                110,911
                                                         ------------
                                                              565,174
                                                         ------------
            ELECTRONIC DISTRIBUTORS (0.4%)
    3,344   CDW Corp.                                         194,554
                                                         ------------
            ELECTRONIC EQUIPMENT/
            INSTRUMENTS (0.2%)
   63,629   JDS Uniphase Corp.*                                97,352
                                                         ------------
            ELECTRONIC PRODUCTION
            EQUIPMENT (2.6%)
   33,376   Applied Materials, Inc.                           547,700
    9,217   KLA-Tencor Corp.                                  418,544
    5,575   Lam Research Corp.*                               171,041
    5,514   Novellus Systems, Inc.*                           146,948
    5,181   Synopsys, Inc.*                                    93,621
                                                         ------------
                                                            1,377,854
                                                         ------------
            FOOD RETAIL (0.6%)
    2,446   Whole Foods Market, Inc.                          291,025
                                                         ------------
            HOME IMPROVEMENT
            CHAINS (0.3%)
    2,807   Fastenal Co.                                      163,143
                                                         ------------
            INFORMATION TECHNOLOGY
            SERVICES (0.9%)
    7,788   Citrix Systems, Inc.*                             195,946
    5,014   Cognizant Technology Solutions
             Corp. (Class A)*                                 240,672
   26,198   Level 3 Communications, Inc.*                      54,492
                                                         ------------
                                                              491,110
                                                         ------------
            INTERNET RETAIL (2.0%)
   10,527   Amazon.com, Inc.*                                 373,814
   27,744   IAC/InterActiveCorp.*                             679,728
                                                         ------------
                                                            1,053,542
                                                         ------------
            INTERNET SOFTWARE/SERVICES (3.5%)
   14,436   BEA Systems, Inc.*                                121,695
    9,843   Check Point Software
             Technologies Ltd. (Israel)*                      223,535
   23,069   Siebel Systems, Inc.*                             212,696
    9,243   VeriSign, Inc.*                              $    299,011
   25,760   Yahoo!, Inc.*                                     958,272
                                                         ------------
                                                            1,815,209
                                                         ------------
            MAJOR
            TELECOMMUNICATIONS (0.7%)
   13,543   MCI Inc.                                          346,972
                                                         ------------
            MEDICAL DISTRIBUTORS (0.4%)
    5,099   Patterson Companies, Inc.*                        231,444
                                                         ------------
            MEDICAL SPECIALTIES (1.3%)
   13,166   Biomet, Inc.                                      496,226
    2,997   DENTSPLY International, Inc.                      170,979
                                                         ------------
                                                              667,205
                                                         ------------
            MEDICAL/NURSING SERVICES (0.3%)
    3,744   Lincare Holdings, Inc.*                           164,586
                                                         ------------
            MOVIES/ENTERTAINMENT (0.5%)
    4,500   Pixar, Inc.*                                      237,285
                                                         ------------
            OTHER CONSUMER SERVICES (4.2%)
    7,206   Apollo Group, Inc. (Class A)*                     565,671
    4,034   Career Education Corp.*                           139,859
   38,811   eBay, Inc.*                                     1,475,206
                                                         ------------
                                                            2,180,736
                                                         ------------
            PACKAGED SOFTWARE (14.2%)
   18,528   Adobe Systems, Inc.                               612,536
    9,253   Autodesk, Inc.                                    366,234
    9,038   Intuit Inc.*                                      390,622
    3,487   Mercury Interactive Corp.*                        157,333
  144,898   Microsoft Corp. **                              3,738,368
   84,301   Oracle Corp.*                                   1,080,739
   28,710   Symantec Corp.*                                   649,133
   16,733   VERITAS Software Corp.*                           416,150
                                                         ------------
                                                            7,411,115
                                                         ------------
            PHARMACEUTICALS: OTHER (1.1%)
   17,679   Teva Pharmaceutical Industries
             Ltd. (ADR) (Israel)                              589,948
                                                         ------------
            RECREATIONAL PRODUCTS (1.2%)
   12,012   Electronic Arts, Inc.*                            631,110
                                                         ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                     VALUE
---------------------------------------------------------------------
            RESTAURANTS (2.2%)
   21,501   Starbucks Corp.*                             $  1,177,180
                                                         ------------
            SEMICONDUCTORS (10.7%)
   20,262   Altera Corp.*                                     449,614
    9,642   Broadcom Corp. (Class A)*                         342,195
   84,376   Intel Corp.                                     2,272,246
    5,880   Intersil Corp. (Class A)                          110,309
   15,882   Linear Technology Corp.                           595,098
   10,114   Marvell Technology Group,
             Ltd. (Bermuda)*                                  414,269
   17,715   Maxim Integrated Products, Inc.                   697,971
    6,667   Microchip Technology Inc.                         197,610
   17,890   Xilinx, Inc.                                      496,447
                                                         ------------
                                                            5,575,759
                                                         ------------
            SERVICES TO THE HEALTH
            INDUSTRY (0.4%)
    2,534   Express Scripts, Inc. (Class A)*                  234,116
                                                         ------------
            SPECIALTY STORES (2.4%)
   15,747   Bed Bath & Beyond Inc.*                           640,115
    5,592   PETsMART, Inc.                                    177,658
   19,309   Staples, Inc.                                     415,723
                                                         ------------
                                                            1,233,496
                                                         ------------
            SPECIALTY
            TELECOMMUNICATIONS (0.5%)
    3,700   NTL, Inc.*                                        237,836
                                                         ------------
            TELECOMMUNICATION
            EQUIPMENT (7.8%)
    7,940   Comverse Technology, Inc.*                        186,828
    3,881   Garmin Ltd. (Cayman Islands)                      172,122
   76,808   QUALCOMM, Inc.                                  2,861,866
    7,316   Research In Motion
             Ltd. (Canada)*                                   605,911
    5,000   Telefonaktiebolaget LM Ericsson
             (ADR) (Sweden)                                   157,150
   10,226   Tellabs, Inc.*                                     84,058
                                                         ------------
                                                            4,067,935
                                                         ------------
            TRUCKS/CONSTRUCTION/
            FARM MACHINERY (1.0%)
    7,534   PACCAR, Inc.                                      533,031
                                                         ------------
            WIRELESS
            TELECOMMUNICATIONS (3.1%)
   54,106   Nextel Communications,
             Inc. (Class A)*                             $  1,632,919
                                                         ------------
            TOTAL COMMON STOCKS
             (COST $40,538,657)                            49,969,779
                                                         ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (4.5%)
            REPURCHASE AGREEMENT
$   2,375   Joint repurchase agreement
             account 3.04% due
             06/01/05 (dated 05/31/05;
             proceeds $2,375,201) (a)
             (COST $2,375,000)                              2,375,000
                                                         ------------

TOTAL INVESTMENTS
 (COST $42,913,657) (b) (c)                    100.1%      52,344,779
LIABILITIES IN EXCESS OF
 OTHER ASSETS                                   (0.1)         (56,481)
                                            --------     ------------
NET ASSETS                                     100.0%    $ 52,288,298
                                            ========     ============

----------
   ADR  AMERICAN DEPOSITARY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $240,000.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $2,217,360 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $12,660,066 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,228,944, RESULTING IN NET UNREALIZED APPRECIATION OF $9,431,122.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT MAY 31, 2005:

NUMBER OF                  DESCRIPTION, DELIVERY    UNDERLYING FACE      UNREALIZED
CONTRACTS    LONG/SHORT       MONTH, AND YEAR       AMOUNT AT VALUE     APPRECIATION
------------------------------------------------------------------------------------
 16             Long       Nasdaq-100 Index         $     2,472,000     $     14,560
                           June/2005                                    ============

SUMMARY OF INVESTMENTS

                                                                         PERCENT OF
SECTOR                                                   VALUE           NET ASSETS
------------------------------------------------------------------------------------
Electronic Technology                               $    17,821,244          34.1%
Technology Services                                      10,521,415          20.1
Consumer Services                                         6,099,607          11.7
Health Technology                                         5,563,252          10.6
Retail Trade                                              4,356,081           8.3
Repurchase Agreement                                      2,375,000           4.5
Communications                                            2,217,727           4.2
Producer Manufacturing                                      823,699           1.6
Consumer Durables                                           631,110           1.2
Distribution Services                                       425,998           0.8
Health Services                                             398,702           0.8
Transportation                                              393,066           0.8
Consumer Non-Durables                                       321,830           0.6
Process Industries                                          258,418           0.5
Commercial Services                                         137,630           0.3
                                                    ---------------     ------------
                                                    $    52,344,779*        100.1%
                                                    ===============     ============

----------
   * DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE OF $2,472,000 WITH AN UNREALIZED APPRECIATION OF $14,560.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $42,913,657)                      $   52,344,779
Receivable for:
  Dividends                                                                         35,429
  Shares of beneficial interest sold                                                25,267
Prepaid expenses and other assets                                                   27,259
Receivable from affiliate                                                            1,089
                                                                            --------------
    TOTAL ASSETS                                                                52,433,823
                                                                            --------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                                            59,681
  Distribution fee                                                                  37,076
  Variation margin                                                                  11,200
Accrued expenses and other payables                                                 37,568
                                                                            --------------
    TOTAL LIABILITIES                                                              145,525
                                                                            --------------
    NET ASSETS                                                              $   52,288,298
                                                                            ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                             $   47,339,170
Net unrealized appreciation                                                      9,445,682
Accumulated net investment loss                                                   (176,600)
Accumulated net realized loss                                                   (4,319,954)
                                                                            --------------
    NET ASSETS                                                              $   52,288,298
                                                                            ==============
CLASS A SHARES:
Net Assets                                                                  $    9,905,389
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        1,126,033
    NET ASSET VALUE PER SHARE                                               $         8.80
                                                                            ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                         $         9.29
                                                                            ==============
CLASS B SHARES:
Net Assets                                                                  $   30,850,098
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        3,616,266
    NET ASSET VALUE PER SHARE                                               $         8.53
                                                                            ==============
CLASS C SHARES:
Net Assets                                                                  $   10,088,826
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        1,181,185
    NET ASSET VALUE PER SHARE                                               $         8.54
                                                                            ==============
CLASS D SHARES:
Net Assets                                                                  $    1,443,985
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                          162,842
    NET ASSET VALUE PER SHARE                                               $         8.87
                                                                            ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $790 foreign withholding tax)                     $    116,954
Interest                                                                  39,949
                                                                    ------------
    TOTAL INCOME                                                         156,903
                                                                    ------------
EXPENSES
Distribution fee (Class A shares)                                          7,510
Distribution fee (Class B shares)                                        176,523
Distribution fee (Class C shares)                                         42,457
Professional fees                                                        127,394
Transfer agent fees and expenses                                          52,549
Investment advisory fee                                                   32,096
Shareholder reports and notices                                           27,336
Registration fees                                                         22,907
Administration fee                                                        21,397
Custodian fees                                                             9,515
Trustees' fees and expenses                                                  354
Other                                                                     10,409
                                                                    ------------
    TOTAL EXPENSES                                                       530,447
Less: amounts waived/reimbursed                                         (196,971)
                                                                    ------------
    NET EXPENSES                                                         333,476
                                                                    ------------
    NET INVESTMENT LOSS                                                 (176,573)
                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                             (702,144)
Futures contracts                                                         43,262
                                                                    ------------
    NET REALIZED LOSS                                                   (658,882)
                                                                    ------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                             (377,761)
Futures contracts                                                       (159,935)
                                                                    ------------
    NET DEPRECIATION                                                    (537,696)
                                                                    ------------
    NET LOSS                                                          (1,196,578)
                                                                    ------------
NET DECREASE                                                        $ (1,373,151)
                                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX           FOR THE YEAR
                                                                       MONTHS ENDED              ENDED
                                                                       MAY 31, 2005        NOVEMBER 30, 2004
                                                                    ------------------    ------------------
                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                 $         (176,573)   $         (132,959)
Net realized loss                                                             (658,882)           (1,272,008)
Net change in unrealized appreciation                                         (537,696)            5,823,533
                                                                    ------------------    ------------------

    NET INCREASE (DECREASE)                                                 (1,373,151)            4,418,566

Net increase (decrease) from transactions in shares of
  beneficial interest                                                       (3,045,622)            1,275,419
                                                                    ------------------    ------------------

    NET INCREASE (DECREASE)                                                 (4,418,773)            5,693,985

NET ASSETS:
Beginning of period                                                         56,707,071            51,013,086
                                                                    ------------------    ------------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $176,600 AND
$27, RESPECTIVELY)                                                  $       52,288,298    $       56,707,071
                                                                    ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund was organized as a Massachusetts business trust on April 10, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the daily net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.40% of the daily net assets of the Fund. At May 31, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the

Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,815,977 at May 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $71,024 and $1,618, respectively and received $7,700 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2005 aggregated $3,290,652 and $6,220,867, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At May 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $900.

At May 31, 2005, Morgan Stanley Fund of Funds - Domestic Portfolio, an affiliate of the Investment Adviser, Administrator and Distributor, owned 103,110 Class D shares of beneficial interest.

The Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                               FOR THE SIX                       FOR THE YEAR
                                               MONTHS ENDED                          ENDED
                                               MAY 31, 2005                    NOVEMBER 30, 2004
                                      -------------------------------   -------------------------------
                                               (UNAUDITED)
                                           SHARES           AMOUNT           SHARES           AMOUNT
                                      --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                                         498,753   $    4,284,491        1,162,512   $    9,683,821
Conversion from Class B                      322,876        2,623,404               --               --
Redeemed                                    (217,524)      (1,847,998)        (978,693)      (8,202,632)
                                      --------------   --------------   --------------   --------------
Net increase -- Class A                      604,105        5,059,897          183,819        1,481,189
                                      --------------   --------------   --------------   --------------
CLASS B SHARES
Sold                                         331,988        2,819,370        1,481,842       12,168,983
Conversion to Class A                       (332,721)      (2,623,404)              --               --
Redeemed                                    (940,666)      (7,888,492)      (1,669,643)     (13,424,418)
                                      --------------   --------------   --------------   --------------
Net decrease -- Class B                     (941,399)      (7,692,526)        (187,801)      (1,255,435)
                                      --------------   --------------   --------------   --------------
CLASS C SHARES
Sold                                         105,507          899,622          402,956        3,293,187
Redeemed                                    (111,031)        (937,742)        (298,542)      (2,416,814)
                                      --------------   --------------   --------------   --------------
Net increase (decrease) -- Class C            (5,524)         (38,120)         104,414          876,373
                                      --------------   --------------   --------------   --------------
CLASS D SHARES
Sold                                           3,620           32,199          239,505        2,004,515
Redeemed                                     (46,445)        (407,072)        (222,375)      (1,831,223)
                                      --------------   --------------   --------------   --------------
Net increase (decrease) -- Class D           (42,825)        (374,873)          17,130          173,292
                                      --------------   --------------   --------------   --------------
Net increase (decrease) in Fund             (385,643)  $   (3,045,622)         117,562   $    1,275,419
                                      ==============   ==============   ==============   ==============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2004, the Fund had a net capital loss carryforward of $3,206,803 of which $1,306,988 will expire on November 30, 2010, $696,778 will expire on November 30, 2011 and

$1,203,037 will expire on November 30, 2012 to offset future capital gains to the extent provided by regulations.

As of November 30, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NASDAQ-100 INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                             FOR THE YEAR ENDED                FOR THE PERIOD
                                                 FOR THE SIX                     NOVEMBER 30,                   JULY 13, 2001*
                                                MONTHS ENDED       --------------------------------------          THROUGH
                                                MAY 31, 2005         2004           2003           2002       NOVEMBER 30, 2001
                                                ------------       --------       --------       --------     -----------------
                                                 (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       8.97       $   8.17       $   6.40       $   9.13     $           10.00
                                                ------------       --------       --------       --------     -----------------

Income (loss) from investment operations:
  Net investment income++                               0.00           0.05           0.00           0.00                  0.00
  Net realized and unrealized gain (loss)              (0.17)          0.75           1.77          (2.68)                (0.87)
                                                ------------       --------       --------       --------     -----------------
Total income (loss) from investment operations         (0.17)          0.80           1.77          (2.68)                (0.87)
                                                ------------       --------       --------       --------     -----------------

Less distributions from net realized gain                 --             --             --          (0.05)                   --
                                                ------------       --------       --------       --------     -----------------

Net asset value, end of period                  $       8.80       $   8.97       $   8.17       $   6.40     $            9.13
                                                ============       ========       ========       ========     =================
TOTAL RETURN+                                          (1.90)%(1)      9.79%         27.66%        (29.32)%              (8.70)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.63%(2)       0.71%          0.30%          0.24%                 0.25%(2)
Net investment income (loss)                           (0.04)%(2)      0.44%          0.02%         (0.06)%                0.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $      9,905       $  4,681       $  2,760       $    956     $             462
Portfolio turnover rate                                    7%(1)          8%             2%             7%                   10%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                             EXPENSE      NET INVESTMENT
               PERIOD ENDED                   RATIO         LOSS RATIO
               -------------------------   ----------   -----------------
               MAY 31, 2005                      1.37%              (0.77)%
               NOVEMBER 30, 2004                 1.27               (0.13)
               NOVEMBER 30, 2003                 1.25               (0.93)
               NOVEMBER 30, 2002                 1.75               (1.57)
               NOVEMBER 30, 2001                 3.50               (3.21)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             FOR THE YEAR ENDED                 FOR THE PERIOD
                                                 FOR THE SIX                     NOVEMBER 30,                   JULY 13, 2001*
                                                MONTHS ENDED       --------------------------------------          THROUGH
                                                MAY 31, 2005         2004           2003           2002       NOVEMBER 30, 2001
                                                ------------       --------       --------       --------     -----------------
                                                 (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       8.73       $   8.01       $   6.33       $   9.10     $           10.00
                                                ------------       --------       --------       --------     -----------------

Income (loss) from investment operations:
  Net investment loss++                                (0.03)         (0.03)         (0.05)         (0.06)                (0.02)
  Net realized and unrealized gain (loss)              (0.17)          0.75           1.73          (2.66)                (0.88)
                                                ------------       --------       --------       --------     -----------------
Total income (loss) from investment operations         (0.20)          0.72           1.68          (2.72)                (0.90)
                                                ------------       --------       --------       --------     -----------------

Less distributions from net realized gain                 --             --             --          (0.05)                   --
                                                ------------       --------       --------       --------     -----------------

Net asset value, end of period                  $       8.53       $   8.73       $   8.01       $   6.33     $            9.10
                                                ============       ========       ========       ========     =================
TOTAL RETURN+                                          (2.29)%(1)      8.99%         26.54%        (29.85)%               (9.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                1.40%(2)       1.48%          1.06%          1.00%                 1.00%(2)
Net investment loss                                    (0.81)%(2)     (0.33)%        (0.74)%        (0.82)%               (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     30,850       $ 39,801       $ 38,028       $ 17,095     $          11,008
Portfolio turnover rate                                    7%(1)          8%             2%             7%                   10%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                             EXPENSE      NET INVESTMENT
               PERIOD ENDED                   RATIO         LOSS RATIO
               -------------------------   ----------   -----------------
               MAY 31, 2005                     2.14%         (1.55)%
               NOVEMBER 30, 2004                2.04          (0.89)
               NOVEMBER 30, 2003                2.01          (1.69)
               NOVEMBER 30, 2002                2.51          (2.33)
               NOVEMBER 30, 2001                4.25          (3.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             FOR THE YEAR ENDED                 FOR THE PERIOD
                                                 FOR THE SIX                     NOVEMBER 30,                   JULY 13, 2001*
                                                MONTHS ENDED       --------------------------------------          THROUGH
                                                MAY 31, 2005         2004           2003           2002       NOVEMBER 30, 2001
                                                ------------       --------       --------       --------     -----------------
                                                 (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       8.74       $   8.02       $   6.33       $   9.10     $           10.00
                                                ------------       --------       --------       --------     -----------------

Income (loss) from investment operations:
  Net investment loss++                                (0.03)         (0.02)         (0.05)         (0.05)                (0.02)
  Net realized and unrealized gain (loss)              (0.17)          0.74           1.74          (2.67)                (0.88)
                                                ------------       --------       --------       --------     -----------------
Total income (loss) from investment operations         (0.20)          0.72           1.69          (2.72)                (0.90)
                                                ------------       --------       --------       --------     -----------------

Less distributions from net realized gain                 --             --             --          (0.05)                   --
                                                ------------       --------       --------       --------     -----------------

Net asset value, end of period                  $       8.54       $   8.74       $   8.02       $   6.33     $            9.10
                                                ============       ========       ========       ========     =================

TOTAL RETURN+                                          (2.29)%(1)      8.98%         26.70%        (29.85)%               (9.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                1.25%(2)       1.48%          1.06%          1.00%                 1.00%(2)
Net investment loss                                    (0.66)%(2)     (0.33)%        (0.74)%        (0.82)%               (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     10,089       $ 10,368       $  8,677       $  4,009     $           2,262
Portfolio turnover rate                                    7%(1)          8%             2%             7%                   10%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                             EXPENSE      NET INVESTMENT
                 PERIOD ENDED                 RATIO         LOSS RATIO
               -------------------------   ----------   -----------------
               MAY 31, 2005                   1.99%            (1.39)%
               NOVEMBER 30, 2004              2.04             (0.89)
               NOVEMBER 30, 2003              2.01             (1.69)
               NOVEMBER 30, 2002              2.51             (2.33)
               NOVEMBER 30, 2001              4.25             (3.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             FOR THE YEAR ENDED                 FOR THE PERIOD
                                                 FOR THE SIX                     NOVEMBER 30,                   JULY 13, 2001*
                                                MONTHS ENDED       --------------------------------------          THROUGH
                                                MAY 31, 2005         2004           2003           2002       NOVEMBER 30, 2001
                                                ------------       --------       --------       --------     -----------------
                                                 (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       9.03       $   8.21       $   6.42       $   9.14     $           10.00
                                                ------------       --------       --------       --------     -----------------
Income (loss) from investment operations:
  Net investment income++                               0.01           0.06           0.02           0.01                  0.01
  Net realized and unrealized gain (loss)              (0.17)          0.76           1.77          (2.68)                (0.87)
                                                ------------       --------       --------       --------     -----------------
Total income (loss) from investment operations         (0.16)          0.82           1.79          (2.67)                (0.86)
                                                ------------       --------       --------       --------     -----------------

Less distributions from net realized gain                 --             --             --          (0.05)                   --
                                                ------------       --------       --------       --------     -----------------

Net asset value, end of period                  $       8.87       $   9.03       $   8.21       $   6.42     $            9.14
                                                ============       ========       ========       ========     =================

TOTAL RETURN+                                          (1.77)%(1)      9.99%         27.88%        (29.17)%               (8.60)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.40%(2)       0.48%          0.06%          0.00%                 0.00%(2)
Net investment income                                   0.19%(2)       0.67%          0.26%          0.18%                 0.29%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $      1,444       $  1,857       $  1,548       $  3,224     $             886
Portfolio turnover rate                                    7%(1)          8%             2%             7%                   10%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                             EXPENSE    NET INVESTMENT INCOME
                  PERIOD ENDED                RATIO         (LOSS) RATIO
               -------------------------   ----------   ---------------------
               MAY 31, 2005                    1.14%            (0.55)%
               NOVEMBER 30, 2004               1.04              0.11
               NOVEMBER 30, 2003               1.01             (0.69)
               NOVEMBER 30, 2002               1.51             (1.33)
               NOVEMBER 30, 2001               3.25             (2.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

             (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.
(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

3991ORPT-RA05-00585P-T05/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                      NASDAQ-100
                                                                      INDEX FUND

                                                               Semiannual Report
                                                                    May 31, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005